Short Term Borrowings	12 Months Ended
Mar. 31, 2012
Short Term Borrowings [Abstract]
SHORT TERM BORROWINGS
21.	SHORT TERM BORROWINGS

Short term borrowings of the Company comprises of short term loans and current portion of long term debt.

	As of March 31,
	2011		2012		US $
	(Millions of Rupees)				(Millions of Dollars) Unaudited

Short term loans from bank		29,800		-	-
Less: Refinanced as long term		(29,800)		-	-
Balance		-		-	-

Bank Overdrafts		19,217		26,480	520

Total	Rs.	19,217	Rs.	26,480	$520